UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE LARGE CAP GROWTH FUND

FORM N-Q

AUGUST 31, 2017

CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of investments (unaudited)	August 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 16.3%
Hotels, Restaurants & Leisure - 2.8%
Chipotle Mexican Grill Inc.	301,420	$95,462,728	*
Yum China Holdings Inc.	4,355,459	154,009,030	*

Total Hotels, Restaurants & Leisure		249,471,758

Internet & Direct Marketing Retail - 4.7%
Amazon.com Inc.	435,181	426,738,489	*

Media - 6.3%
Comcast Corp., Class A Shares	6,412,958	260,430,225
Twenty-First Century Fox Inc., Class A Shares	4,282,192	118,145,677
Walt Disney Co.	1,826,329	184,824,495

Total Media		563,400,397

Specialty Retail - 2.5%
Home Depot Inc.	1,477,836	221,483,281

TOTAL CONSUMER DISCRETIONARY		1,461,093,925

CONSUMER STAPLES - 6.4%
Beverages - 3.8%
Anheuser-Busch InBev SA/NV, ADR	1,360,114	160,996,694
Coca-Cola Co.	3,969,154	180,794,965

Total Beverages		341,791,659

Food & Staples Retailing - 1.8%
CVS Health Corp.	2,094,722	162,005,799

Food Products - 0.8%
McCormick & Co. Inc., Non Voting Shares	795,008	75,629,111

TOTAL CONSUMER STAPLES		579,426,569

ENERGY - 3.4%
Energy Equipment & Services - 2.1%
Schlumberger Ltd.	2,970,237	188,639,752

Oil, Gas & Consumable Fuels - 1.3%
Pioneer Natural Resources Co.	911,820	118,217,463

TOTAL ENERGY		306,857,215

FINANCIALS - 7.1%
Capital Markets - 5.5%
BlackRock Inc.	475,823	199,374,595
Charles Schwab Corp.	3,681,448	146,889,775
Nasdaq Inc.	1,920,004	144,729,902

Total Capital Markets		490,994,272

Consumer Finance - 1.6%
American Express Co.	1,703,715	146,689,861

TOTAL FINANCIALS		637,684,133

HEALTH CARE - 19.4%
Biotechnology - 9.5%
Alexion Pharmaceuticals Inc.	1,189,707	169,426,174	*
Biogen Inc.	684,728	216,757,496	*
Celgene Corp.	2,269,771	315,339,285	*
Regeneron Pharmaceuticals Inc.	312,720	155,390,568	*

Total Biotechnology		856,913,523

Health Care Equipment & Supplies - 1.4%
Dentsply Sirona Inc.	2,274,527	128,669,992

Health Care Providers & Services - 2.8%
UnitedHealth Group Inc.	1,255,288	249,676,783

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 2.0%
Thermo Fisher Scientific Inc.	964,495	$180,495,594

Pharmaceuticals - 3.7%
Johnson & Johnson	1,108,503	146,732,542
Zoetis Inc.	2,890,848	181,256,170

Total Pharmaceuticals		327,988,712

TOTAL HEALTH CARE		1,743,744,604

INDUSTRIALS - 7.4%
Aerospace & Defense - 2.4%
Rockwell Collins Inc.	1,619,942	212,293,399

Air Freight & Logistics - 1.9%
United Parcel Service Inc., Class B Shares	1,517,714	173,565,773

Industrial Conglomerates - 1.8%
Honeywell International Inc.	1,150,680	159,104,524

Trading Companies & Distributors - 1.3%
W. W. Grainger Inc.	710,919	115,574,102

TOTAL INDUSTRIALS		660,537,798

INFORMATION TECHNOLOGY - 33.1%
Communications Equipment - 1.6%
Palo Alto Networks Inc.	1,053,334	139,766,888	*

Internet Software & Services - 11.1%
Akamai Technologies Inc.	3,629,987	171,153,887	*
Alphabet Inc., Class A Shares	213,864	204,291,447	*
Alphabet Inc., Class C Shares	302,784	284,414,095	*
eBay Inc.	2,354,867	85,081,345	*
Facebook Inc., Class A Shares	1,474,459	253,562,714	*

Total Internet Software & Services		998,503,488

IT Services - 5.2%
PayPal Holdings Inc.	2,872,739	177,190,542	*
Visa Inc., Class A Shares	2,838,687	293,860,878

Total IT Services		471,051,420

Semiconductors & Semiconductor Equipment - 1.9%
Texas Instruments Inc.	1,718,245	142,305,051
Xilinx Inc.	430,000	28,405,800

Total Semiconductors & Semiconductor Equipment		170,710,851

Software - 11.3%
Adobe Systems Inc.	1,432,407	222,252,270	*
Microsoft Corp.	4,314,362	322,584,847
Red Hat Inc.	1,865,043	200,492,122	*
Splunk Inc.	1,822,110	122,245,360	*
VMware Inc., Class A Shares	1,358,010	146,800,881	*

Total Software		1,014,375,480

Technology Hardware, Storage & Peripherals - 2.0%
Apple Inc.	1,120,025	183,684,100

TOTAL INFORMATION TECHNOLOGY		2,978,092,227

MATERIALS - 4.0%
Chemicals - 4.0%
Ecolab Inc.	1,319,491	175,888,150
Monsanto Co.	1,537,983	180,251,608

TOTAL MATERIALS		356,139,758

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $6,926,485,822)		8,723,576,229

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.7%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $244,441,735)	0.910%	244,441,735	$244,441,735

TOTAL INVESTMENTS - 99.8% (Cost - $7,170,927,557)			8,968,017,964
Other Assets in Excess of Liabilities - 0.2%			16,900,049

TOTAL NET ASSETS - 100.0%			$8,984,918,013

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$8,723,576,229	—	—	$8,723,576,229
Short-Term Investments†	244,441,735	—	—	244,441,735

Total Investments	$8,968,017,964	—	—	$8,968,017,964

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 25, 2017